Financial assets and liabilities - Loans and financing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 13,782	$ 15,027
Debt contracts in the international markets
Disclosure of detailed information about borrowings [line items]
Loans and financing	12,180	13,360
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Loans and financing	12,022	13,159
Gross carrying amount | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,615	3,225
Gross carrying amount | EUR
Disclosure of detailed information about borrowings [line items]
Loans and financing	87
Gross carrying amount | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	107	120
Gross carrying amount | TJLP, TR, IPCA, IGP-M and CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	354	860
Gross carrying amount | Fixed rate
Disclosure of detailed information about borrowings [line items]
Loans and financing	13	34
Gross carrying amount | LIBOR | Basket of currencies and US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	11	56
Gross carrying amount | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	7,448	7,448
Gross carrying amount | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing		920
Gross carrying amount | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	387	496
Fair value
Disclosure of detailed information about borrowings [line items]
Loans and financing	13,400	15,866
Fair value | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,231	3,278
Fair value | EUR
Disclosure of detailed information about borrowings [line items]
Loans and financing	54
Fair value | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	117	134
Fair value | TJLP, TR, IPCA, IGP-M and CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	449	857
Fair value | Fixed rate
Disclosure of detailed information about borrowings [line items]
Loans and financing		35
Fair value | LIBOR | Basket of currencies and US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	11	56
Fair value | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	9,151	10,025
Fair value | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing		985
Fair value | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 387	$ 496